Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Accumulated Other Comprehensive Income

The following table presents the changes in accumulated other comprehensive income for the years ended December 31, 2017, 2016 and 2015:

	Year ended December 31,
	2017	2016	2015
	(dollars in thousands)
Beginning Balance	$(1,318)	$(212)	$305
Accumulated Other comprehensive income (loss) before reclassifications, net of ($185), $359 and $60 tax effect, respectively	356	(772)	(188)
Amounts reclassified from accumulated other comprehensive income, net of $4, ($210), and ($207) tax effect, respectively	10	(334)	(329)
Net current-period other comprehensive loss	366	(1,106)	(517)
Tax Cuts and Jobs Act of 2017, reclassification from AOCI to retained earnings, tax effect	(155)	—	—
Ending Balance	$(1,107)	$(1,318)	$(212)

Computation of Weighted Average Shares Used in the Calculation of Basic and Dilutive Earnings Per Share

The computation of weighted average shares used in the calculation of basic and dilutive earnings per share is summarized below:

	2017	2016	2015
Weighted average number of common shares used in computing basic net income per common share	7,138,635	7,238,908	7,337,586
Effect of dilutive stock options	738	106	—
Weighted average number of common shares and dilutive potential common shares used in computing diluted net income per common share	7,139,373	7,239,014	7,337,586